Consolidated Statements of Cash Flow (USD $)	6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011
Cash Flows from Operating Activities
Net income (loss)	$ 3,770,034	$ (7,605,402)	$ (19,219,382)	$ (16,048,682)	$ (35,461,774)	$ (31,691,740)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	5,456	1,950	3,946	3,899	19,500	24,956
Amortization of deferred financing costs	36,875	0	29,500	0	29,500	66,375
Loss (gain) on settlements, net	0	(422,500)	1,497,500	0	1,497,500	1,497,500
Loss on extinguishment of debt	841,752	0				841,752
Stock-based compensation - related party	226,144	90,000	961,691	0	961,691	1,187,835
Stock-based compensation	82,239	1,493,194	1,706,829	1,139,947	2,846,776	2,929,015
Warrant modification expense	0	0	1,068,320	0	1,068,320	1,068,320
Change in fair value of warrant derivative liabilities	(11,603,559)	829,168	6,116,147	6,223,547	12,339,694	736,135
Zero coupon interest accretion and amortization of debt discount on convertible notes	660,032	0	372,764	0	372,764	1,032,796
Inventory impairment	0	0	0	0	1,469	1,469
Mineral rights impairment expense	0	4,070,000	4,120,000	4,718,785	8,838,785	8,838,785
Changes in operating assets and liabilities:
Increase in inventory	0	0	0	0	(1,469)	(1,469)
Decrease (increase) in prepaid expenses and advances	(69,673)	22,818	14,667	(56,476)	(41,809)	(111,482)
Increase in other assets	(21,711)	0				(21,711)
Increase (decrease) in accounts payable	106,975	3,351	(397,108)	653,179	259,992	366,967
Increase in accrued expenses	133,935	153,488	29,988	977,713	1,012,538	1,146,473
Increase (decrease) in payable to related parties	(99,773)	84,919	100,315	10,671	110,986	11,213
Net cash used in operating activities	(5,931,274)	(1,279,014)	(3,594,823)	(2,377,417)	(6,145,537)	(12,076,811)
Cash Flows from Investing Activities
Acquisition of mineral rights	0	(430,000)	(6,550,000)	(1,418,785)	(7,968,785)	(7,968,785)
Acquisition of equipment	(247,058)	0	0	0	(9,500)	(256,558)
Increase in leasehold improvement	0	0	0	0	(10,000)	(10,000)
Net cash used in investing activities	(247,058)	(430,000)	(6,550,000)	(1,418,785)	(7,988,285)	(8,235,343)
Cash Flows from Financing Activities
Proceeds from notes payable	0	0	0	0	95,000	95,000
Proceeds from zero-coupon convertible debt offering	0	0	1,500,000	0	1,500,000	1,500,000
Payment of deferred financing costs	0	0	(75,000)	0	(75,000)	(75,000)
Payment of waiver fee for convertible debt	(30,000)	0				(30,000)
Proceeds from exercise of warrants	210,000	0	1,433,575	0	1,433,575	1,643,575
Proceeds from issuance of common stock, net of offering costs	7,314,069	1,944,912	7,935,828	4,089,320	12,132,648	19,446,717
Net cash provided by financing activities	7,494,069	1,944,912	10,794,403	4,089,320	15,086,223	22,580,292
Net increase in cash	1,315,737	235,898	649,580	293,118	952,401	2,268,138
Cash at beginning	952,401	302,821	302,821	9,703	0	0
Cash at end	2,268,138	538,719	952,401	302,821	952,401	2,268,138
Supplemental disclosure of cash flow information:
Income taxes	0	0	0	0	0	0
Interest	0	0	0	0	0	0
Non-cash investing and financing transactions:
Common stock cancelled	0	0	0	71,052	71,052	71,052
Issuance of common stock for acquisition of mineral rights	0	3,900,000	35,775,000	3,640,000	39,415,000	39,415,000
Warrants issued for services	0	0	157,010	0	157,010	157,010
Warrants issued for offering costs	0	0	57,750	0	57,750	57,750
Debt discount due to warrant derivative liabilities issued with convertible debt	0	0	1,132,000	0	1,132,000	1,132,000
Debt discount due to beneficial conversion feature	330,019	0	368,000	0	368,000	698,019
Reclassification of warrant liability to additional paid-in-capital for warrant exercises	590,462	0	4,604,546	0	4,604,546	5,195,008
Fair value of derivative warrant instruments issued in private offerings	3,779,978	990,050	3,288,345	1,806,181	5,094,526	8,874,504
Consolidation of non-controlling interest of the Maricunga Companies	$ 0	$ 0	$ 25,496,000	$ 0	$ 25,496,000	$ 25,496,000